Provision for Employee Benefits (Details) - Schedule of defined benefit obligation	Dec. 31, 2020 USD ($)
Schedule of defined benefit obligation [Abstract]
2021	$ 479,261
2022	382,777
2023	307,729
2024	296,453
2025	491,235
2026	407,832
2027	665,504
2028	391,612
2029	371,439
2030	530,725
2031-2045	16,658,962
>2045	$ 17,013,945